Annual Operating Expenses - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2050 Portfolio	Sep. 22, 2023
VIP Freedom 2050 Portfolio - Initial Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.63%
Total annual operating expenses	0.63%	[1]
VIP Freedom 2050 Portfolio - Service Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.63%
Total annual operating expenses	0.73%	[1]
VIP Freedom 2050 Portfolio - Service Class 2
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.63%
Total annual operating expenses	0.88%	[1]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.